Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,070,880)	$ (1,777,447)	$ (3,004,619)	$ (1,259,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,139	1,279	2,946	346
Amortization expense	2,700	15,305	16,205	10,954
Stock issued for services		211,500	249,100
Accretion of debt discount	309,226	286,391	368,205	275,333
Accretion of original issuance costs	85,875	44,683	61,283	67,823
Interest expense converted to notes payable			30,800
Impairment of assets			536,047
Changes in operating assets and liabilities:
Other current assets	(5,179)	(27,509)	(2,075)
Other assets		(20,711)	(20,711)
Accounts payable	266,147	16,869	23,669	15,095
Accrued payroll and payroll taxes	29,052	(15,273)	(58,635)	59,707
Other current liabilities	(555)	43,692	23,603	523
Net cash used in operating activities	(1,378,475)	(1,221,221)	(1,774,182)	(829,809)
Cash flows from investing activities:
Purchase of property and equipment	(860)	(20,205)	(29,264)
Website development costs				(10,799)
Net cash used in investing activities	(860)	(20,205)	(29,264)	(10,799)
Cash flows from financing activities:
Proceeds from short-term convertible notes	1,110,000	250,000	250,000	925,010
Repayment of short-term convertible notes		(55,000)	(55,000)
Common stock and warrants issued for cash			1,865,000
Common stock issued for cash		1,465,000
Fees associated with filing of Form S-1	(43,498)
Net cash provided by financing activities	1,066,502	1,660,000	2,060,000	925,010
Net decrease in cash	(312,833)	418,574		84,402
Cash at beginning of period	340,956	84,402	84,402
Cash at end of period	28,123	502,976	340,956	84,402
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities:
Beneficial conversion feature in conjunction with debt issuance		101,972	101,972	129,938
Warrants issued to third parties in conjunction with debt issuance	489,140	148,028	188,069	223,560
Original issue discount issued in conjunction with debt	111,000	30,000	126,030	85,495
Common stock issued to third parties in conjunction with conversion of debt		110,000	236,715	396,000
Issuance of common stock in conjunction with cashless exercise of warrants		6	$ 6
Amortization of warrants issued in connection with a debt modification	$ 147,720